Deferred tax - Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of Deferred Tax [Abstract]
Deferred tax asset	$ 10,475	$ 7,485	[1]	$ 8,469	[1]
Deferred tax liability	(2,485)	(6,747)	[1]	(4,945)	[1]
Net deferred tax asset (liability)	$ 7,990	$ 738		$ 3,524

[1]	Refer to Note 4. Independent Investigation and Restatement